UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2010

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II             SMARTGROWTH(R) LIPPER(TM) OPTIMAL
                                                         CONSERVATIVE INDEX FUND
                                                    OCTOBER 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS - 100.3%

                                                            SHARES      VALUE
                                                           -------   -----------
BEAR MARKET - 24.8%
   ProShares Short S&P 500                                   1,863   $   106,396
   ProShares UltraShort Consumer Goods                       1,285        58,480
   UltraShort MidCap 400 ProShares                           2,780        76,117
   UltraShort Russell 2000 ProShares                         1,932        62,017
                                                                     -----------
                                                                         303,010
                                                                     -----------
COMMODITIES PRECIOUS METALS - 3.8%
   PowerShares DB Silver Fund                                1,588        46,385
                                                                     -----------
INDUSTRIALS - 7.6%
   iShares Dow Jones US Aerospace & Defense
      Index Fund                                             2,050        92,516
                                                                     -----------
LARGE BLEND - 12.6%
   iShares Dow Jones US Consumer Goods Sector
      Index Fund                                             2,845       149,249
   Ultra S&P 500 ProShares                                     160         5,256
                                                                     -----------
                                                                         154,505
                                                                     -----------
LARGE GROWTH - 15.0%
   Internet HOLDRs Trust                                     2,300       123,050
   iShares Russell 1000 Growth Index Fund                    1,060        60,282
                                                                     -----------
                                                                         183,332
                                                                     -----------
MISCELLANEOUS - 3.5%
   iPath S&P 500 VIX Mid-Term Futures Note                     519        43,243
                                                                     -----------
MUNICIPAL NATIONAL SHORT - 8.5%
   iShares S&P Short-Term National Municipal Bond
      Fund                                                     983       103,294
                                                                     -----------
REAL ESTATE - 2.3%
   iShares Dow Jones US Real Estate Index Fund                 689        27,939
                                                                     -----------
SMALL BLEND - 9.7%
   iShares Russell 2000 Index Fund                             733        41,305

THE ADVISORS' INNER CIRCLE FUND II             SMARTGROWTH(R) LIPPER(TM) OPTIMAL
                                                         CONSERVATIVE INDEX FUND
                                                    OCTOBER 31, 2009 (UNAUDITED)

EXCHANGE TRADED FUNDS - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
SMALL BLEND - CONTINUED
   iShares S&P SmallCap 600 Index Fund                         964   $    47,641
   Ultra Russell 2000 ProShares Index                        1,295        29,979
                                                                     -----------
                                                                         118,925
                                                                     -----------
SPECIALTY HEALTH - 5.3%
   Biotech HOLDRs Trust                                        718        64,907
                                                                     -----------
SPECIALTY TECHNOLOGY - 4.0%
   Semiconductor HOLDRs Trust                                2,000        48,300
                                                                     -----------
SPECIALTY UTILITIES - 3.2%
   Utilities Select Sector SPDR Fund                         1,367        38,809
                                                                     -----------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $1,234,800)                                                1,225,165
                                                                     -----------
SHORT-TERM INVESTMENT - 0.5%
   Fidelity Money Management Fund,
      Institutional Class, 0.320% (A)
      (Cost $6,989)                                          6,989         6,989
                                                                     -----------
   TOTAL INVESTMENTS - 100.8%
      (Cost $1,241,789) +                                            $ 1,232,154
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $1,221,797.

(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

HOLDR - HOLDING COMPANY DEPOSITORY RECEIPTS
SPDR  - STANDARD & POOR'S DEPOSITORY RECEIPTS

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $1,242,040, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $14,858 AND $(24,744), RESPECTIVELY.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

HWM-QH-001-0500

THE ADVISORS' INNER CIRCLE FUND II             SMARTGROWTH(R) LIPPER(TM) OPTIMAL
                                                             MODERATE INDEX FUND
                                                    OCTOBER 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS - 99.7%

                                                            SHARES      VALUE
                                                           -------   -----------
BEAR MARKET - 16.5%
   ProShares Short S&P 500                                  17,124   $   977,952
   ProShares UltraShort Consumer Goods                      13,169       599,321
   UltraShort MidCap 400 ProShares                          20,739       567,834
                                                                     -----------
                                                                       2,145,107
                                                                     -----------
COMMODITIES PRECIOUS METALS - 5.5%
   PowerShares DB Silver Fund                               24,422       713,367
                                                                     -----------
INDUSTRIALS - 10.3%
   iShares Dow Jones US Aerospace & Defense
      Index Fund                                            29,666     1,338,827
                                                                     -----------
LARGE BLEND - 16.8%
   iShares Dow Jones US Consumer Goods Sector
      Index Fund                                            41,649     2,184,906
                                                                     -----------
LARGE GROWTH - 18.5%
   Internet HOLDRs Trust                                    36,870     1,972,545
   iShares Russell 1000 Growth Index Fund                    7,659       435,567
                                                                     -----------
                                                                       2,408,112
                                                                     -----------
MISCELLANEOUS - 4.3%
   iPath S&P 500 VIX Mid-Term Futures Note                   6,773       564,326
                                                                     -----------
MUNICIPAL NATIONAL SHORT - 9.4%
   iShares S&P Short-Term National Municipal Bond
      Fund                                                  11,684     1,227,755
                                                                     -----------
REAL ESTATE - 2.1%
   iShares Dow Jones US Real Estate Index Fund               6,740       273,307
                                                                     -----------
SMALL BLEND - 3.1%
   iShares Russell 2000 Index Fund                           2,591       146,003
   iShares S&P SmallCap 600 Index Fund                       5,157       254,859
                                                                     -----------
                                                                         400,862
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND II             SMARTGROWTH(R) LIPPER(TM) OPTIMAL
                                                             MODERATE INDEX FUND
                                                    OCTOBER 31, 2009 (UNAUDITED)

EXCHANGE TRADED FUNDS - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
SPECIALTY HEALTH - 6.7%
   Biotech HOLDRs Trust                                      9,615   $   869,196
                                                                     -----------
SPECIALTY TECHNOLOGY - 4.1%
   Semiconductor HOLDRs Trust                               22,475       542,771
                                                                     -----------
SPECIALTY UTILITIES - 2.4%
   Utilities Select Sector SPDR Fund                        11,252       319,444
                                                                     -----------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $13,082,454)                                              12,987,980
                                                                     -----------
SHORT-TERM INVESTMENT - 0.5%
   Fidelity Money Management Fund,
      Institutional Class, 0.320% (A)
      (Cost $60,403)                                        60,403        60,403
                                                                     -----------
   TOTAL INVESTMENTS - 100.2%
      (Cost $13,142,857) +                                           $13,048,383
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $13,022,979.

(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

HOLDR - HOLDING COMPANY DEPOSITORY RECEIPTS
SPDR  - STANDARD & POOR'S DEPOSITORY RECEIPTS

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $13,148,280, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $152,392 AND $(252,289), RESPECTIVELY.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

HWM-QH-003-0500

THE ADVISORS' INNER CIRCLE FUND II             SMARTGROWTH(R) LIPPER(TM) OPTIMAL
                                                               GROWTH INDEX FUND
                                                    OCTOBER 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS - 99.5%

                                                            SHARES      VALUE
                                                           -------   -----------
BEAR MARKET - 7.1%
   ProShares Short S&P 500                                   9,586   $   547,456
   ProShares UltraShort Consumer Goods                       9,629       438,216
                                                                     -----------
                                                                         985,672
                                                                     -----------
COMMODITIES PRECIOUS METALS - 7.4%
   PowerShares DB Silver Fund                               35,249     1,029,623
                                                                     -----------
INDUSTRIALS - 13.3%
   iShares Dow Jones US Aerospace & Defense
      Index Fund                                            40,692     1,836,430
                                                                     -----------
LARGE BLEND - 21.9%
   iShares Dow Jones US Consumer Goods Sector
      Index Fund                                            57,758     3,029,985
                                                                     -----------
LARGE GROWTH - 21.3%
   Internet HOLDRs Trust                                    54,930     2,938,755
                                                                     -----------
MISCELLANEOUS - 4.9%
   iPath S&P 500 VIX Mid-Term Futures Note                   8,170       680,724
                                                                     -----------
MUNICIPAL NATIONAL SHORT - 9.5%
   iShares S&P Short-Term National Municipal Bond
      Fund                                                  12,533     1,316,968
                                                                     -----------
REAL ESTATE - 1.4%
   iShares Dow Jones US Real Estate Index Fund               4,653       188,679
                                                                     -----------
SPECIALTY HEALTH - 8.1%
   Biotech HOLDRs Trust                                     12,367     1,117,977
                                                                     -----------
SPECIALTY TECHNOLOGY - 3.9%
   Semiconductor HOLDRs Trust                               22,125       534,319
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND II             SMARTGROWTH(R) LIPPER(TM) OPTIMAL
                                                               GROWTH INDEX FUND
                                                    OCTOBER 31, 2009 (UNAUDITED)

EXCHANGE TRADED FUNDS - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
SPECIALTY UTILITIES - 0.7%
   Utilities Select Sector SPDR Fund                         3,300   $    93,687
                                                                     -----------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $13,821,753)                                              13,752,819
                                                                     -----------
SHORT-TERM INVESTMENT - 0.7%
   Fidelity Money Management Fund,
      Institutional Class, 0.320% (A)
      (Cost $95,037)                                        95,037        95,037
                                                                     -----------
   TOTAL INVESTMENTS - 100.2%
      (Cost $13,916,790) +                                           $13,847,856
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $13,819,213.

(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

HOLDR - HOLDING COMPANY DEPOSITORY RECEIPTS
SPDR  - STANDARD & POOR'S DEPOSITORY RECEIPTS

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $13,920,797, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $202,941 AND $(275,882), RESPECTIVELY.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

HWM-QH-002-0500

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   The Advisors' Inner Circle Fund II


By (Signature and Title)        /s/ Philip T. Masterson
                               -------------------------------------------------
                               Philip T. Masterson
                               President

Date: December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)        /s/ Philip T. Masterson
                               -------------------------------------------------
                               Philip T. Masterson
                               President

Date: December 23, 2009


By (Signature and Title)        /s/ Michael Lawson
                               -------------------------------------------------
                               Michael Lawson
                               Treasurer, Controller and Chief Financial Officer

Date: December 23, 2009